Shareholder Fees - FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO	Apr. 07, 2025 USD ($)
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund
Shareholder Fees:
(fees paid directly from your investment)	none